DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
The company has no key employees or directors and does not remunerate key management personnel. Details of the allocations of costs incurred by Brookfield on behalf of the company are disclosed in Note 22. Key decision makers of the company are all employees of the ultimate parent company or its subsidiaries, which provide management services under a master services agreement with Brookfield (the “Master Services Agreement”).
Direct operating costs are costs incurred to earn revenues and include all attributable expenses. The following table presents direct operating costs by nature for the three and six-month periods ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2023	2022	2023	2022
Inventory costs	$270	$254	$639	$501
Subcontractor and consultant costs	677	736	1,298	1,417
Concession construction materials and labor costs	85	81	160	160
Depreciation and amortization expense	272	156	554	305
Compensation	967	679	1,880	1,305
Other direct costs	295	204	586	447
Total	$2,566	$2,110	$5,117	$4,135
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.